Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Feb. 26, 2012	Feb. 27, 2011
Current assets:
Cash and cash equivalents	$ 27,510	$ 28,100
Accounts receivable, net of allowance for doubtful accounts of $160 and $315, respectively	37,066	38,079
Inventory	7,884	7,485
Deferred income taxes	1,613	1,440
Prepaid expenses and other current assets	4,454	4,370
Total current assets	78,527	79,474
Property and equipment, net	10,490	13,695
Intangible assets, net	3,024	3,438
Goodwill	9,591	9,584
Deferred income taxes	11,484	1,803
Deferred financing fees	9,216	10,993
Other assets	2,810	4,867
Total assets	125,142	123,854
Current liabilities:
Current portion of long-term debt	5,000	5,000
Accounts payable	7,853	7,291
Accrued expenses	13,250	12,828
Accrued interest payable	9,608	10,625
Income taxes payable	103	285
Deferred income taxes	1,075	0
Deferred revenue	35,428	36,199
Total current liabilities	72,317	72,228
Long-term debt, net of discount	260,405	249,069
Embedded derivatives	25,884	18,955
Long-term deferred income taxes	232	0
Deferred revenue and other liabilities	15,426	14,328
Total liabilities	374,264	354,580
Commitments and contingencies (Note 9)
Redeemable convertible preferred stock and redeemable ordinary stock:
Total redeemable convertible preferred stock and redeemable ordinary stock	174,664	162,312
Stockholders' deficit:
Additional paid in capital
Accumulated deficit	(450,306)	(419,466)
Accumulated other comprehensive income	1,265	1,209
Total stockholders' deficit	(423,786)	(393,038)
Total liabilities, redeemable convertible preferred stock, redeemable ordinary stock, and stockholders' deficit	125,142	123,854
Ordinary Stock
Stockholders' deficit:
Ordinary stock	16,257	16,221
Total stockholders' deficit	16,257	16,221
Series A ordinary stock
Stockholders' deficit:
Ordinary stock
Series B Ordinary Stock
Stockholders' deficit:
Ordinary stock	8,998	8,998
Total stockholders' deficit	8,998	8,998
Series A Redeemable Convertible Preferred
Redeemable convertible preferred stock and redeemable ordinary stock:
Total redeemable convertible preferred stock and redeemable ordinary stock	109,189	101,101
Stockholders' deficit:
Total stockholders' deficit	109,189	101,101
Series B Redeemable Convertible Preferred
Redeemable convertible preferred stock and redeemable ordinary stock:
Total redeemable convertible preferred stock and redeemable ordinary stock	58,776	54,423
Stockholders' deficit:
Total stockholders' deficit	58,776	54,423
Right to Shares of Series B Redeemable Convertible Preferred
Redeemable convertible preferred stock and redeemable ordinary stock:
Total redeemable convertible preferred stock and redeemable ordinary stock	5,518	5,518
Stockholders' deficit:
Total stockholders' deficit	5,518	5,518
Ordinary Shares Subject to Put Rights
Redeemable convertible preferred stock and redeemable ordinary stock:
Total redeemable convertible preferred stock and redeemable ordinary stock	1,181	1,270
Stockholders' deficit:
Total stockholders' deficit	$ 1,181	$ 1,270